PREFERRED SHARES (Details) $ / shares in Units, $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2021 $ / shares shares	Feb. 01, 2021 shares	Jan. 30, 2021	Jun. 30, 2020 shares	Dec. 31, 2019 CAD ($) shares	Jan. 29, 2021	Jun. 30, 2021 $ / shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($)
Preferred Shares [Line Items]
Carrying Value December 31 | $					$ 3,980			$ 3,487	$ 3,980
Series 1
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								14,577,000
Current Yield								3.479%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.86975
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					$ 360			$ 360	360
Number of preferred shares converted (in shares) | shares					173,954
Shares issued upon conversion per share of preferred stock (in shares) | shares					1
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.92%
Series 2
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								7,423,000
Current Yield								2.049%
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					$ 179			$ 179	179
Number of preferred shares converted (in shares) | shares					5,252,715
Shares issued upon conversion per share of preferred stock (in shares) | shares					1
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.92%
Series 3
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								9,997,000
Current Yield								1.694%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.4235
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					$ 209			$ 246	246
Shares converted (in shares) | shares				401,590
Conversion ratio				1
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.28%
Series 4
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								4,003,000
Current Yield								1.409%
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					134			$ 97	97
Shares converted (in shares) | shares				1,865,362
Conversion ratio				1
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.28%
Series 5
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								12,071,000
Current Yield			1.949%			2.263%		1.949%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.48725
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					310			$ 294	310
Shares converted (in shares) | shares		818,876
Conversion ratio		1
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.54%
Series 6
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								1,929,000
Current Yield								1.686%
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					32			$ 48	32
Shares converted (in shares) | shares		175,208
Conversion ratio		1
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.54%
Series 7
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								24,000,000
Current Yield								3.903%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.97575
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					589			$ 589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.38%
Series 9
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								18,000,000
Current Yield								3.762%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.9405
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					442			$ 442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.35%
Series 11
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								10,000,000
Current Yield								3.351%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 0.83775
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					244			$ 244	244
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.96%
Series 13
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								0
Current Yield								0.00%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares							$ 0.34375	$ 0
Redemption Price Per Share (in Canadian dollars per share) | $ / shares	$ 25.00							$ 0
Carrying Value December 31 | $					493				493
Stock redeemed during period (in shares) | shares	20,000,000
Series 15
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares								40,000,000
Current Yield								4.90%
Annual Dividend Rate per Share (in Canadian dollars per share) | $ / shares								$ 1.225
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.00
Carrying Value December 31 | $					$ 988			$ 988	$ 988
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum								4.90%
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum								90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.96%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation								5 years
Series 2 and Series 4 and Series 6
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share) | $ / shares								$ 25.50